Net Interest Income - Interest Income (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income [Abstract]
Interest from government securities		$ 33,664,109	$ 49,098,038	$ 20,684,183
Interest from credit card loans		18,707,357	28,656,180	19,619,248
Interest from other loans		11,269,542	7,377,124	7,690,032
Interest from overdrafts		10,814,487	13,839,785	15,053,918
Interest from commercial papers		10,182,777	15,051,005	13,629,461
Interest from consumer loans		9,562,611	12,301,110	15,941,930
UVA clause adjustment		9,232,639	14,787,161	9,071,650
Premium for reverse repurchase agreements		4,956,430	2,462,919	1,410,373
Interest from car loans		2,995,000	1,972,697	3,113,187
Stabilization Coefficient (CER) clause adjustment	[1]	2,546,829	108,472	234,610
Interest from loans for the prefinancing and financing of exports		1,429,432	4,295,451	3,663,772
Interest on loans to financial institutions		1,207,423	3,700,450	4,775,119
Interest from mortgage loans		931,823	1,890,592	1,942,756
Interest from financial leases		541,336	801,446	1,351,442
Interest from private securities		23,115	14,594	87,700
Other financial income		457,849	10,897	86
TOTAL		$ 118,522,759	$ 156,367,921	$ 118,269,467

[1]	Adjustment clauses based on the variation of the consumer price index.